Supplement dated November 6, 2001 to Prospectus dated May 1, 2001

THE GUARDIAN INVESTOR RETIREMENT ASSET MANAGER VARIABLE ANNUITY

The following information should be read in conjunction with the Prospectus dated May 1, 2001 for The Guardian Investor Retirement Asset Manager Variable Annuity issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account E. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

--------------------------------------------------------------------------------

1. The following is added as a new paragraph under "Other Contract Features" on page 2 of the Prospectus:

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. DecadeSM, the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

2. The following is added prior to the last paragraph in the section entitled "Expenses" on page 2 of the Prospectus:

o Earnings benefit rider expense

If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o The following table replaces the information entitled "Separate Account Level Annual Expenses" on page 3 of the Prospectus:

Separate Account Level Annual Expenses
(as a percentage of daily net asset value)

7yrEDB  = Seven Year Enhanced Death Benefit                 LB = Living Benefit
CAEDB   = Contract Anniversary Enhanced Death Benefit       EB = Earning Benefit

                                                            Contracts                   Contracts     Contracts
                                  Contracts                      with     Contracts      with any      with any
                                    with no   Contracts        7yrEDB          with        one of        two of     Contracts
                                      rider        with        and LB        7yrEDB         CAEDB         CAEDB    with CAEDB
                                   benefits      7yrEDB         or EB     LB and EB      LB or EB     LB and EB     LB and EB
-----------------------------------------------------------------------------------------------------------------------------
Mortality & Expense
Risk Charge                           1.05%       1.05%         1.05%         1.05%         1.05%         1.05%         1.05%
-----------------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
Administrative Charge                 0.20%       0.20%         0.20%         0.20%         0.20%         0.20%         0.20%
-----------------------------------------------------------------------------------------------------------------------------
Charges for Additional Riders
7 year Enhanced Death                 0.00%       0.20%         0.20%         0.20%         0.00%         0.00%         0.00%
  Benefit (7yrEDB)
  - Contract anniversary
    enhanced death benefit
    (CAEDB)                           0.00%       0.00%         0.25%         0.50%         0.25%         0.50%         0.75%
  - Living Benefit (LB)
  - Earnings Benefit (EB)
-----------------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate
Account Fees                          0.20%       0.40%         0.65%         0.90%         0.45%         0.70%         0.95%
-----------------------------------------------------------------------------------------------------------------------------
Total Separate Account
Level Annual Expenses                 1.25%       1.45%         1.70%         1.95%         1.50%         1.75%         2.00%
-----------------------------------------------------------------------------------------------------------------------------

SUPPLEMENT

EB-014034 (2)

3. The following replaces the information entitled "Comparison of contract expenses among underlying funds" found on pages 6 and 7 of the Prospectus:

The first column of the chart shows expenses for the basic contract (BC). The other two columns show expenses for the basic contract with one and three of the additional benefits, respectively. The examples reflect expenses of 1.25%, 1.50% and 2.00% for the basic contract, one rider and three riders, respectively.

If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                1 Yr.                  3 Yrs.               5 Yrs.                10 Yrs.
                                         ---------------------------------------------------------------------------------------
                                                 One     Three          One    Three         One     Three          One    Three
                                           BC   Rider   Riders   BC    Rider  Riders  BC    Rider   Riders   BC    Rider  Riders
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                     90     92       98    111    119     134   134    148      174    226    253      305
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                     90     92       98    111    119     135   135    148      175    227    254      306
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                    89     92       97    110    118     134   133    147      173    224    251      303
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund          93     95      100    120    128     143   149    163      188    256    282      333
--------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund             87     90       95    103    110     126   120    134      160    197    225      278
--------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund      92     94      100    117    125     140   145    158      184    246    273      324
--------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund       93     96      101    122    130     146   154    167      193    265    291      341
--------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund         94     97      102    124    132     148   157    170      196    272    298      348
--------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund      98    101      106    137    145     161   179    192      217    314    339      387
--------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                  90     93       98    112    120     136   137    150      177    231    258      310
--------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management
Trust                                      90     93       98    112    120     135   136    149      176    229    256      308
--------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                 95     98      103    128    136     152   164    177      202    284    310      359
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund         93     95      100    120    128     143   149    163      188    256    282      333
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund             96     98      103    129    136     152   164    177      203    285    311      360
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund        94     97      102    124    132     148   157    170      196    272    298      348
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                        93     95      101    120    128     144   150    164      189    258    284      335
--------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                  94     97      102    125    133     149   159    172      198    275    301      351
--------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                95     98      103    128    135     151   163    176      201    282    308      357
--------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                      94     97      102    125    133     149   159    172      198    275    301      351
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
(Service Class)                            92     95      100    118    126     141   146    159      185    250    276      327
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
(Service Class)                            91     94       99    115    123     138   141    154      180    239    266      317
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
Portfolio (Service Class)                  92     95      100    119    127     142   148    161      187    253    279      330
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio
(Service Class)                            93     95      101    120    128     144   150    164      189    258    284      335
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
Portfolio (Institutional Shares)           91     94       99    115    123     138   141    154      180    239    266      317
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio (Institutional Shares)           91     94       99    115    123     139   141    155      181    240    267      318
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio
(Institutional Shares)                     91     94       99    115    123     139   141    155      181    240    267      318
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
(Institutional Shares)                     91     94       99    116    123     139   142    156      182    242    269      320
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
   (Initial Class)                         93     95      101    120    128     144   150    164      189    258    284      335
--------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
(Initial Class)                            93     96      101    121    129     144   152    165      191    260    287      337
--------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
(Initial Class)                            95     98      103    127    135     150   162    175      200    280    306      355
--------------------------------------------------------------------------------------------------------------------------------
MFS Research Series
(Initial Class)                            93     95      101    120    128     144   150    164      189    258    284      335
--------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series
(Initial Class)                            93     96      101    122    130     145   153    166      192    263    290      340
--------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio              95     98      103    127    134     150   161    174      200    279    305      355
--------------------------------------------------------------------------------------------------------------------------------


                                                                      SUPPLEMENT

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                1 Yr.                  3 Yrs.               5 Yrs.                10 Yrs.
                                         ---------------------------------------------------------------------------------------
                                                 One     Three          One    Three         One     Three          One    Three
                                           BC   Rider   Riders   BC    Rider  Riders  BC    Rider   Riders   BC    Rider  Riders
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                     20     22       28     61     69      84   104    118      144    226    253      305
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                     20     22       28     61     69      85   105    118      145    227    254      306
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                    19     22       27     60     68      84   103    117      143    224    251      303
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund          23     25       30     70     78      93   119    133      158    256    282      333
--------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund             17     20       25     53     60      76    90    104      130    197    225      278
--------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund      22     24       30     67     75      90   115    128      154    246    273      324
--------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund       23     26       31     72     80      96   124    137      163    265    291      341
--------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund         24     27       32     74     82      98   127    140      166    272    298      348
--------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund      28     31       36     87     95     111   149    162      187    314    339      387
--------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                  20     23       28     62     70      86   107    120      147    231    258      310
--------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management
Trust                                      20     23       28     62     70      85   106    119      146    229    256      308
--------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                 25     28       33     78     86     102   134    147      172    284    310      359
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund         23     25       30     70     78      93   119    133      158    256    282      333
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund             26     28       33     79     86     102   134    147      173    285    311      360
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund        24     27       32     74     82      98   127    140      166    272    298      348
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                        23     25       31     70     78      94   120    134      159    258    284      335
--------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                  24     27       32     75     83      99   129    142      168    275    301      351
--------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                25     28       33     78     85     101   133    146      171    282    308      357
--------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                      24     27       32     75     83      99   129    142      168    275    301      351
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
(Service Class)                            22     25       30     68     76      91   116    129      155    250    276      327
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
(Service Class)                            21     24       29     65     73      88   111    124      150    239    266      317
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
Portfolio (Service Class)                  22     25       30     69     77      92   118    131      157    253    279      330
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio
(Service Class)                            23     25       31     70     78      94   120    134      159    258    284      335
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
Portfolio (Institutional Shares)           21     24       29     65     73      88   111    124      150    239    266      317
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio (Institutional Shares)           21     24       29     65     73      89   111    125      151    240    267      318
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio
(Institutional Shares)                     21     24       29     65     73      89   111    125      151    240    267      318
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio (Institutional Shares)           21     24       29     66     73      89   112    126      152    242    269      320
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
(Initial Class)                            23     25       31     70     78      94   120    134      159    258    284      335
--------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
(Initial Class)                            23     26       31     71     79      94   122    135      161    260    287      337
--------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
(Initial Class)                            25     28       33     77     85     100   132    145      170    280    306      355
--------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class)        23     25       31     70     78      94   120    134      159    258    284      335
--------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class)    23     26       31     72     80      95   123    136      162    263    290      340
--------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio              25     28       33     77     84     100   131    144      170    279    305      355
--------------------------------------------------------------------------------------------------------------------------------


SUPPLEMENT

4. The first paragraph of the section entitled "DEATH BENEFITS" on page 24 of the Prospectus is replaced with the following:

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

5. The following section entitled "EARNINGS BENEFIT RIDER" is added as a new contract feature following the section entitled "CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT" on page 27 of the Prospectus:

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of the annuitant's death; otherwise we will not pay any earnings benefit under the rider.

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant's death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

o If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the annuitant's death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant's death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the annuity commencement date, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of the any earnings benefit on the date


                                                                      SUPPLEMENT
of your spouse's death, we begin by calculating two different numbers:

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

      o     Adding any net premiums contributed to the contract after your death

      o Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If your spouse was age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts.

If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

                Partial withdrawal amount, including any deferred
                        sales charges and annuity taxes
--------------------------------------------------------------------------------
                     The accumulation value of your contract
                              prior to withdrawal.

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates

o     on the annuitant's 90th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you

o the date of the annuitant's death unless you are the annuitant and your spouse elects to continue the contract and rider

o     the date of your spouse's death, if your spouse continued the rider, and

o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

6. The first sentence of the second full paragraph after the bullet points on page 28 of the Prospectus in the section entitled "LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")" is revised as follows:

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes.

7. The following is added in the section entitled "LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")" at the end of page 28 of the Prospectus:

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the annuitant is still living.

8. The information in the margin entitled "COST AND EXPENSES" on page 30 of the Prospectus is amended to include the following: and the following charges may apply

o     enhanced death benefit expenses

o     living benefit expenses

o     earnings benefit expenses

o     deferred sales charge

o     partial withdrawal charge

See accompanying text for details.


SUPPLEMENT

9. The following is added after the section entitled "LIVING BENEFIT RIDER EXPENSE" on page 32 of the Prospectus:

Earnings Benefit Rider Expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).

10. The following is added to the section entitled "FEDERAL TAX MATTERS" on page 35 of the Prospectus as the first full paragraph:

Separate Account Charges - It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the earnings benefit and living benefit riders as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with these riders or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

11. The following is added to the end of the paragraph entitled "OTHER TAX ISSUES" on page 38 of the Prospectus:

The IRS may take the position that the earnings benefit rider adversely affects the qualification of the policy as an IRA or Roth IRA. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the policy and the imposition of penalty taxes.

12. The third sentence of the second paragraph of "APPENDIX A - Summary Financial Information" is revised to read as follows:

If no data appears for a particular accumulation unit value or rider, then that variable investment option or rider was not available at that time, or there were no outstanding accumulation units.


                                                                      SUPPLEMENT